UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Total Return Variable Account

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 60.8%

Aerospace - 1.8%
Lockheed Martin Corp.	21,920	$1,646,850
Northrop Grumman Corp.	13,050	891,185
United Technologies Corp.	15,370	890,999

		$3,429,034

Alcoholic Beverages - 0.5%
Diageo PLC	47,836	$753,027
Molson Coors Brewing Co.	3,640	249,777

		$1,002,804

Apparel Manufacturers - 0.2%
NIKE, Inc., "B"	4,600	$391,460

Automotive - 0.2%
Johnson Controls, Inc.	4,960	$376,613

Banks & Credit Companies - 9.1%
American Express Co.	11,770	$618,514
Bank of America Corp.	104,988	4,781,154
Bank of New York Co., Inc.	14,260	513,930
Capital One Financial Corp.	6,330	509,692
Citigroup, Inc.	42,656	2,014,643
Countrywide Financial Corp.	12,140	445,538
Fannie Mae	10,260	527,364
Freddie Mac	2,800	170,800
J.P. Morgan Chase & Co.	70,822	2,949,028
PNC Financial Services Group, Inc.	36,870	2,481,720
SunTrust Banks, Inc.	16,450	1,196,902
UBS AG	3,427	376,556
Wells Fargo & Co.	9,500	606,765

		$17,192,606

Broadcast & Cable TV - 1.0%
CBS Corp., "B"	57,744	$1,384,701
Viacom, Inc., "B" (n)	6,805	264,034
Walt Disney Co.	8,460	235,949

		$1,884,684

Brokerage & Asset Managers - 3.7%
Ameriprise Financial, Inc.	802	$36,138
Franklin Resources, Inc.	5,510	519,262
Goldman Sachs Group, Inc.	7,430	1,166,213
Lehman Brothers Holdings, Inc.	5,520	797,806
Mellon Financial Corp.	69,410	2,470,996
Merrill Lynch & Co., Inc.	19,380	1,526,369
Morgan Stanley	7,110	446,650

		$6,963,434

Business Services - 0.3%
Accenture Ltd., "A"	19,790	$595,085

Chemicals - 1.6%
3M Co.	5,790	$438,245
Dow Chemical Co.	7,110	288,666
E.I. du Pont de Nemours & Co.	18,390	776,242
Nalco Holding Co. (n)	23,530	416,481
PPG Industries, Inc.	12,480	790,608
Syngenta AG	2,650	372,515

		$3,082,757

Computer Software - 2.7%
Compuware Corp. (n)	115,920	907,654
Oracle Corp. (n)	118,230	1,618,569
Symantec Corp. (n)	149,020	2,508,007

		$5,034,230

Computer Software - Systems - 1.2%
Dell, Inc. (n)	25,030	$744,893
International Business Machines Corp.	4,330	357,095
Sun Microsystems, Inc. (n)	242,300	1,242,999

		$2,344,987

Construction - 1.5%
Masco Corp.	82,910	$2,693,746
Sherwin-Williams Co.	2,610	129,038

		$2,822,784

Consumer Goods & Services - 0.7%
Alberto-Culver Co.	5,000	$221,150
Colgate-Palmolive Co.	6,600	376,860
Estee Lauder Cos., Inc., "A"	15,840	589,090
Kimberly-Clark Corp.	1,910	110,398

		$1,297,498

Containers - 0.8%
Owens-Illinois, Inc. (n)	85,990	$1,493,646
Smurfit-Stone Container Corp. (n)	7,260	98,518

		$1,592,164

Electrical Equipment - 2.1%
Cooper Industries Ltd., "A"	3,860	$335,434
General Electric Co.	34,750	1,208,605
Hubbell, Inc., "B"	1,700	87,142
Tyco International Ltd.	78,740	2,116,531
W.W. Grainger, Inc.	2,790	210,227

		$3,957,939

Electronics - 0.7%
Analog Devices, Inc.	7,140	$273,391
Diebold, Inc.	4,000	164,400
Intel Corp.	27,540	532,899
Samsung Electronics Co. Ltd., GDR	530	173,178
Xilinx, Inc.	7,430	189,168

		$1,333,036

Energy - Independent - 1.7%
Apache Corp.	18,140	$1,188,351
Devon Energy Corp.	27,380	1,674,835
EOG Resources, Inc.	3,720	267,840

		$3,131,026

Energy - Integrated - 3.6%
Amerada Hess Corp.	5,550	$790,320
BP PLC, ADR	5,720	394,337
Chevron Corp.	10,485	607,815
ConocoPhillips	22,530	1,422,769
Exxon Mobil Corp.	39,682	2,415,047
TOTAL S.A., ADR	9,340	1,230,358

		$6,860,646

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Food & Non-Alcoholic Beverages - 1.3%
Archer Daniels Midland Co.	7,150	$240,597
Coca-Cola Co.	8,420	352,545
Kellogg Co.	16,740	737,230
Nestle S.A.	1,287	382,175
PepsiCo, Inc.	7,560	436,892
Sara Lee Corp.	11,840	211,699

		$2,361,138

Forest & Paper Products - 0.7%
Bowater, Inc.	27,020	$799,252
International Paper Co.	9,850	340,515
MeadWestvaco Corp.	7,610	207,829

		$1,347,596

Gaming & Lodging - 0.2%
International Game Technology	8,140	$286,691

General Merchandise - 0.9%
Family Dollar Stores, Inc.	15,610	$415,226
Federated Department Stores, Inc.	2,080	151,840
Wal-Mart Stores, Inc.	25,540	1,206,510

		$1,773,576

Health Maintenance Organizations - 0.1%
CIGNA Corp.	1,260	$164,581

Insurance - 3.5%
Ace Ltd.	5,660	$294,377
AFLAC, Inc.	5,400	243,702
Allstate Corp.	38,480	2,005,193
Chubb Corp.	2,310	220,466
Conseco, Inc. (n)	44,560	1,105,979
Genworth Financial, Inc., "A"	22,340	746,826
Hartford Financial Services Group, Inc.	10,540	848,997
Lincoln National Corp.	5,360	292,602
MetLife, Inc.	18,600	899,682

		$6,657,824

Leisure & Toys - 0.5%
Hasbro, Inc.	6,500	$137,150
Mattel, Inc.	40,830	740,248

		$877,398

Machinery & Tools - 0.9%
Deere & Co.	10,030	$792,871
Finning International, Inc. (a)	460	15,197
Illinois Tool Works, Inc.	6,370	613,495
Ingersoll-Rand Co. Ltd., "A"	5,200	217,308

		$1,638,871

Medical & Health Technology & Services - 0.5%
Tenet Healthcare Corp. (n)	120,790	$891,430

Medical Equipment - 0.2%
Baxter International, Inc.	1,740	$67,529
Pall Corp.	7,800	243,282

		$310,811

Metals & Mining - 0.2%
BHP Billiton PLC	16,330	298,183

Network & Telecom - 1.4%
Cisco Systems, Inc. (n)	34,350	$744,365
Nortel Networks Corp. (n)	623,250	1,900,913

		$2,645,278

Oil Services - 1.5%
GlobalSantaFe Corp.	22,410	$1,361,408
Noble Corp.	18,365	1,489,402

		$2,850,810

Pharmaceuticals - 4.8%
Abbott Laboratories	6,600	$280,302
Eli Lilly & Co.	12,000	663,600
Johnson & Johnson	32,030	1,896,817
Merck & Co., Inc.	88,250	3,109,048
Wyeth	65,090	3,158,167

		$9,107,934

Printing & Publishing - 0.7%
Knight-Ridder, Inc.	5,800	$366,618
New York Times Co., "A"	20,570	520,627
Reed Elsevier PLC	24,330	233,222
Tribune Co.	4,950	135,779

		$1,256,246

Railroad & Shipping - 0.5%
Burlington Northern Santa Fe Corp.	6,370	$530,812
Norfolk Southern Corp.	8,780	474,735

		$1,005,547

Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc.	7,010	$471,002
Praxair, Inc.	4,080	225,012

		$696,014

Specialty Stores - 1.6%
Gap, Inc.	102,420	$1,913,206
Home Depot, Inc.	7,020	296,946
OfficeMax, Inc.	27,290	823,339

		$3,033,491

Telecommunications - Wireless - 0.2%
Vodafone Group PLC, ADR	20,405	$426,465

Telephone Services - 3.6%
AT&T, Inc.	21,044	$569,030
Sprint Nextel Corp.	133,640	3,453,258
TELUS Corp.	6,200	243,150
Verizon Communications, Inc.	75,050	2,556,203

		$6,821,641

Tobacco - 1.1%
Altria Group, Inc.	29,390	$2,082,575

Trucking - 0%
CNF, Inc.	1,490	$74,411

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Utilities - Electric Power - 2.6%
Constellation Energy Group, Inc.	3,900	$213,369
Dominion Resources, Inc.	18,380	1,268,771
Entergy Corp.	5,520	380,549
Exelon Corp.	10,050	531,645
FirstEnergy Corp.	5,100	249,390
FPL Group, Inc.	33,320	1,337,465
NRG Energy, Inc. (n)	4,070	184,045
PPL Corp.	16,780	493,332
Public Service Enterprise Group, Inc.	2,500	160,100
TXU Corp.	3,680	164,717

		$4,983,383

Total Common Stocks		$114,884,681

BONDS - 38.4%

Advertising & Broadcasting - 0.1%
News America Holdings, 8.5%, 2025	$99,000	$114,342
News America, Inc., 6.2%, 2034	92,000	86,159

		$200,501

Aerospace - 0.3%
Boeing Capital Corp., 6.5%, 2012	$263,000	$276,789
Northrop Grumman Corp., 7.75%, 2031	226,000	274,005

		$550,794

Agency - Other - 0%
Financing Corp., 9.65%, 2018	$45,000	$62,399

Airlines - 0.1%
Continental Airlines, Inc., 6.648%, 2017	$170,274	$171,547

Alcoholic Beverages - 0.1%
Miller Brewing Co., 5.5%, 2013 (a) $	276,000	$272,108

Asset Backed & Securitized - 2.8%
AmeriCredit Automobile Receivables Trust, 2.18%, 2008	$97,804	$97,185
Banc of America Commercial Mortgage, Inc., FRN, 5.182%, 2047	102,153	99,341
Banc of America Commercial Mortgage, Inc., FRN, 5.182%, 2047	100,000	97,548
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043	200,000	189,863
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.6206%, 2040 (a)	250,000	249,999
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041	82,288	79,598
Blackrock Capital Finance LP, 7.75%, 2026 (a)	49,796	48,800
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	66,016	68,456
Citibank Credit Card Issuance Trust, 6.65%, 2008	623,000	623,898
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2257%, 2044	200,000	197,172
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	75,000	73,959
CRIIMI MAE CMBS Corp., 6.7%, 2008 (a)	190,000	190,945
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)	236,700	239,252
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	146,584	148,859
Falcon Franchise Loan LLC, 7.382%, 2010 (a)	46,461	47,759
GE Commercial Mortgage Corp., FRN, 5.5186%, 2044	130,000	128,568
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	107,385	103,555
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	60,728	59,668
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	142,789
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2131%, 2041	39,903	39,096
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	197,476	189,933
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2947%, 2043	200,000	196,504
Morgan Stanley Capital I, Inc., 5.168%, 2042	48,533	47,146
Morgan Stanley Capital I, Inc., FRN, 0.2219%, 2030 (a)(i)	7,771,277	129,777
Multi-Family Capital Access One, Inc., 6.65%, 2024	47,377	48,366
Residential Asset Mortgage Products, Inc., 3.8%, 2030	41,518	41,302
Residential Asset Mortgage Products, Inc., 4.109%, 2035	112,691	110,136
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034	92,000	89,003
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	129,000	127,666
Spirit Master Funding LLC, 5.05%, 2023 (a)	194,328	184,491
Structured Asset Securities Corp., FRN, 4.67%, 2035	298,098	293,712
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042	200,000	190,851
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	185,000	178,415
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	50,000	47,462

3

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Total Return Variable Account

Issuer	Shares/Par	Value ($)

BONDS - continued

Asset Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, FRN, 5.1951%, 2044	$130,000	$126,475
Wachovia Bank Commercial Mortgage Trust, FRN, 5.311%, 2044	149,000	145,904
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	200,000	193,028

		$5,266,481

Automotive - 0.1%
Johnson Controls, Inc., 6%, 2036	$140,000	$132,575

Banks & Credit Companies - 2.2%
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049	$179,000	$232,350
Bank of America Corp., 7.4%, 2011	299,000	323,167
Bank of America Corp., 5.375%, 2014	110,000	108,532
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)	150,000	158,673
Citigroup, Inc., 5%, 2014	250,000	239,275
Credit Suisse First Boston (USA), Inc., 4.125%, 2010	171,000	163,210
Credit Suisse First Boston (USA), Inc., 4.875%, 2010	121,000	118,140
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)	170,000	183,684
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)	100,000	99,982
J.P. Morgan Chase & Co., 5.125%, 2014	215,000	206,658
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)	190,000	186,996
Mizuho Financial Group, Inc., 5.79%, 2014 (a)	103,000	103,260
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	200,000	196,808
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)	100,000	95,471
Popular North America, Inc., 4.25%, 2008	211,000	205,783
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	161,000	161,875
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)	361,000	371,276
UFJ Finance Aruba AEC, 6.75%, 2013	145,000	153,659
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)	208,000	235,520
Wachovia Corp., 5.25%, 2014	343,000	332,855
Wells Fargo National Bank, 4.75%, 2015	315,000	297,276

		$4,174,450

Broadcast & Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$159,000	$144,791
TCI Communications Financing III, 9.65%, 2027	425,000	456,860
Time Warner Entertainment Co. LP, 10.15%, 2012	1,000	1,193
Time Warner Entertainment Co. LP, 8.375%, 2033	75,000	86,326

		$689,170

Brokerage & Asset Managers - 0.5%
Goldman Sachs Group, Inc., 5.7%, 2012	$247,000	$248,208
Lehman Brothers Holdings, Inc., 8.25%, 2007	334,000	344,556
Merrill Lynch & Co., Inc., 5.45%, 2014	127,000	125,245
Morgan Stanley Group, Inc., 6.75%, 2011	156,000	164,213
Morgan Stanley Group, Inc., 4.75%, 2014	78,000	72,773

		$954,995

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$208,000	$220,306

Business Services - 0.1%
Cisco Systems, Inc., 5.5%, 2016	$240,000	$236,395

Chemicals - 0.1%
Dow Chemical Co., 5.75%, 2008	$162,000	$163,996
Dow Chemical Co., 6%, 2012	15,000	15,359

		$179,355

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$211,000	$224,226

Consumer Goods & Services - 0.2%
Cendant Corp., 6.875%, 2006	$147,000	$147,704
Fortune Brands, Inc., 5.125%, 2011	158,000	154,748

		$302,452

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (a)	$133,000	$126,183
Raytheon Co., 6.15%, 2008	114,000	116,179

		$242,362

Emerging Market Quasi-Sovereign - 0%
Pemex Project Funding Master Trust, 8.625%, 2022	$39,000	$46,020

Emerging Market Sovereign - 0.2%
State of Israel, 4.625%, 2013	$112,000	$104,765
United Mexican States, 6.625%, 2015	10,000	10,435
United Mexican States, 6.375%, 2013	111,000	113,775

4

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Total Return Variable Account

Issuer	Shares/Par	Value ($)

BONDS - continued

Emerging Market Sovereign - continued
United Mexican States, 5.625%, 2017	$100,000	$96,850

		$325,825

Energy - Independent - 0.2%
Devon Financing Corp. U.L.C., 6.875%, 2011	$51,000	$54,072
Nexen, Inc., 5.875%, 2035	100,000	93,216
Ocean Energy, Inc., 7.25%, 2011	84,000	90,242
XTO Energy, Inc., 5.65%, 2016	120,000	118,478

		$356,008

Energy - Integrated - 0%
Amerada Hess Corp., 7.3%, 2031	$62,000	$69,031

Entertainment - 0.1%
Walt Disney Co., 6.375%, 2012	$156,000	$162,163

Financial Institutions - 0.3%
General Electric Capital Corp., 8.75%, 2007	$130,000	$134,861
HSBC Finance Corp., 5.25%, 2011	145,000	143,229
HSBC Finance Corp., 5.5%, 2016	200,000	195,398

		$473,488

Food & Non-Alcoholic Beverages - 0.3%
Cadbury Schweppes PLC, 5.125%, 2013 (a)	$270,000	$259,608
Diageo Finance B.V., 5.5%, 2013	190,000	188,369
Kraft Foods, Inc., 6.25%, 2012	142,000	146,278

		$594,255

Forest & Paper Products - 0.2%
MeadWestvaco Corp., 6.8%, 2032	$69,000	$65,382
Weyerhaeuser Co., 6.75%, 2012	254,000	264,418

		$329,800

Health Maintenance Organizations - 0.1%
WellPoint, Inc., 5.25%, 2016	$130,000	$125,365

Insurance - 0.5%
AIG SunAmerica Institutional Funding II, 5.75%, 2009	$441,000	$445,725
American International Group, Inc., 5.05%, 2015 (a)	150,000	143,028
Genworth Financial, Inc., 5.75%, 2014	40,000	40,228
ING Groep N.V., 5.775% to 2015, FRN to 2049	323,000	314,193
MetLife, Inc., 6.5%, 2032	48,000	50,631

		$993,805

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$185,000	$186,948
Fund American Cos., Inc., 5.875%, 2013	117,000	114,955
St. Paul Travelers Cos., Inc., 5.5%, 2015	112,000	109,558
Travelers Property Casualty Corp., 6.375%, 2033	84,000	85,136

		$496,597

International Market Quasi-Sovereign - 0.1%
Hydro-Quebec, 6.3%, 2011	$262,000	$273,131

Medical & Health Technology & Services - 0.1%
Cardinal Health, Inc., 5.85%, 2017 $	75,000	$74,057
HCA, Inc., 8.75%, 2010	40,000	43,387
HCA, Inc., 6.95%, 2012	139,000	140,343

		$257,787

Metals & Mining - 0%
Alcan, Inc., 5%, 2015	$83,000	$78,272

Mortgage Backed - 14.5%
Fannie Mae, 5.722%, 2009	$415,000	$415,954
Fannie Mae, 4.01%, 2013	19,271	17,726
Fannie Mae, 4.63%, 2014	47,643	45,237
Fannie Mae, 4.518%, 2014	175,792	166,065
Fannie Mae, 4.847%, 2014	72,630	69,944
Fannie Mae, 4.925%, 2015	268,040	258,742
Fannie Mae, 6%, 2016 - 2036	3,146,768	3,159,961
Fannie Mae, 5.5%, 2016 - 2035	9,570,085	9,378,521
Fannie Mae, 5%, 2018 - 2035	2,561,730	2,478,312
Fannie Mae, 4.5%, 2018 - 2035	1,171,172	1,110,531
Fannie Mae, 6.5%, 2028 - 2034	1,229,794	1,258,287
Fannie Mae, 7.5%, 2031	37,428	39,105
Freddie Mac, 6%, 2016 - 2036	1,730,375	1,736,492
Freddie Mac, 5%, 2017 - 2035	2,300,895	2,201,464
Freddie Mac, 4.5%, 2018 - 2035	1,118,080	1,063,601
Freddie Mac, 5.5%, 2019 - 2035	1,830,386	1,794,226
Freddie Mac, 6.5%, 2034	277,473	282,871
Ginnie Mae, 6%, 2033 - 2034	543,108	549,762
Ginnie Mae, 4.5%, 2033 - 2034	173,864	162,906
Ginnie Mae, 5%, 2033 - 2034	193,443	187,419
Ginnie Mae, 5.5%, 2033 - 2035	965,185	956,347
Ginnie Mae, 6.5%, 2035 - 2036	111,987	114,894

		$27,448,367

Natural Gas - Pipeline - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013	$82,000	$91,354
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	172,511
Kinder Morgan Energy Partners LP, 7.75%, 2032	117,000	133,118

		$396,983

Network & Telecom - 0.8%
AT&T, Inc., 5.1%, 2014	$226,000	$214,505
BellSouth Corp., 6.55%, 2034	146,000	145,758
Deutsche Telekom International Finance B.V., 8.25%, 2030	191,000	228,480
France Telecom S.A., 7.75%, 2011	53,000	57,882
PCCW-HKTC Capital II Ltd., 6%, 2013 (a)	150,000	148,662

5

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Total Return Variable Account

Issuer	Shares/Par	Value ($)

BONDS - continued

Network & Telecom - continued
SBC Communications, Inc., 6.15%, 2034	$35,000	$33,237
Telecom Italia Capital, 5.25%, 2013	60,000	56,850
Telecom Italia Capital, 6%, 2034	97,000	87,263
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	270,000	270,260
Telefonica Europe B.V., 7.75%, 2010	50,000	53,798
Verizon New York, Inc., 6.875%, 2012	286,000	293,781

		$1,590,476

Oil Services - 0%
Halliburton Co., 5.5%, 2010	$50,000	$50,118

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$117,606

Pharmaceuticals - 0.1%
Wyeth, 5.5%, 2013	$123,000	$121,604

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$134,000	$142,951

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$35,000	$36,762
Union Pacific Corp., 6.125%, 2012	50,000	51,346
Union Pacific Corp., 5.375%, 2014	110,000	108,069

		$196,177

Real Estate - 0.5%
Boston Properties, Inc., 5%, 2015	$42,000	$39,366
EOP Operating LP, 6.8%, 2009	29,000	29,872
HRPT Properties Trust, 6.25%, 2016	147,000	148,141
ProLogis, 5.75%, 2016	219,000	215,247
Simon Property Group LP, 5.1%, 2015	193,000	182,556
Vornado Realty Trust, 5.625%, 2007	383,000	383,468

		$998,650

Retailers - 0.3%
Home Depot, Inc., 5.4%, 2016	$281,000	$277,616
May Department Stores Co., 5.75%, 2014	150,000	149,206
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	175,982

		$602,804

Telecommunications - Wireless - 0.1%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$36,590
Sprint Capital Corp., 6.875%, 2028	106,000	109,364

		$145,954

U.S. Government Agencies - 4.6%
Aid-Egypt, 4.45%, 2015	$152,000	$143,765
Fannie Mae, 3.25%, 2006	100,000	99,438
Fannie Mae, 3%, 2007	244,000	239,389
Fannie Mae, 5.25%, 2007	397,000	397,435
Fannie Mae, 6.625%, 2009 - 2010	3,428,000	3,628,154
Fannie Mae, 6%, 2011	165,000	171,059
Federal Home Loan Bank, 3.25%, 2006	315,000	313,350
Federal Home Loan Bank, 3.75%, 2006	940,000	933,827
Federal Home Loan Bank, 3.9%, 2008	40,000	39,158
Federal Home Loan Bank, 5.25%, 2014	240,000	240,456
Freddie Mac, 3.75%, 2006	1,405,000	1,393,233
Freddie Mac, 4.125%, 2009	50,000	48,338
Small Business Administration, 4.35%, 2023	42,901	40,070
Small Business Administration, 4.77%, 2024	113,446	108,603
Small Business Administration, 5.18%, 2024	184,735	181,297
Small Business Administration, 5.52%, 2024	260,177	260,345
Small Business Administration, 4.99%, 2024	143,946	139,355
Small Business Administration, 4.95%, 2025	110,764	107,811
Small Business Administration, 5.09%, 2025	136,000	132,070
Small Business Administration, 5.39%, 2025	106,000	104,862

		$8,722,015

U.S. Treasury Obligations - 5.9%
U.S. Treasury Bonds, 8%, 2021	$37,000	$48,603
U.S. Treasury Bonds, 6.25%, 2023	2,076,000	2,354,477
U.S. Treasury Bonds, 5.375%, 2031	988,000	1,040,024
U.S. Treasury Bonds, 10.375%, 2012	140,000	151,851
U.S. Treasury Notes, 4.5%, 2016	127,000	123,517
U.S. Treasury Notes, 7%, 2006	99,000	99,599
U.S. Treasury Notes, 4.375%, 2007	146,000	145,213
U.S. Treasury Notes, 3.875%, 2013	199,000	187,635
U.S. Treasury Notes, 4.75%, 2014	150,000	148,688
U.S. Treasury Notes, 4%, 2009	23,000	22,440
U.S. Treasury Notes, 4.75%, 2008	942,000	940,013
U.S. Treasury Notes, 9.875%, 2015	175,000	241,022
U.S. Treasury Notes, 5.625%, 2008	2,004,000	2,035,391
U.S. Treasury Notes, 4.125%, 2015	192,000	181,433
U.S. Treasury Notes, 5.5%, 2008	714,000	722,618
U.S. Treasury Notes, 6.5%, 2010	327,000	345,943
U.S. Treasury Notes, 4.25%, 2015	140,000	133,366
U.S. Treasury Notes, TIPS, 4.25%, 2010	788,316	846,978

6

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Total Return Variable Account

Issuer	Shares/Par	Value ($)

BONDS - continued

U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 3%, 2012	$1,230,524	$1,282,292

		$11,051,103

Utilities - Electric Power - 1.4%
Dominion Resources, Inc., 5.15%, 2015	$141,000	$132,439
Duke Capital Corp., 8%, 2019	113,000	131,971
Exelon Generation Co. LLC, 6.95%, 2011	77,000	81,280
FirstEnergy Corp., 6.45%, 2011	209,000	216,260
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	61,565
MidAmerican Energy Holdings Co., 3.5%, 2008	118,000	113,360
MidAmerican Funding LLC, 6.927%, 2029	454,000	496,999
Niagara Mohawk Power Corp., 7.75%, 2006	1,000	1,003
Northeast Utilities, 8.58%, 2006	54,240	54,686
Oncor Electric Delivery Co., 7%, 2022	202,000	215,843
Pacific Gas & Electric Co., 4.8%, 2014	125,000	118,202
Progress Energy, Inc., 7.1%, 2011	204,000	216,362
PSEG Power LLC, 8.625%, 2031	91,000	115,661
PSEG Power LLC, 6.95%, 2012	71,000	75,237
System Energy Resources, Inc., 5.129%, 2014 (a)	94,907	91,862
TXU Energy Co., 7%, 2013	132,000	137,487
Waterford 3 Funding Corp., 8.09%, 2017	332,449	342,572

		$2,602,789

Total Bonds		$72,649,260

SHORT-TERM OBLIGATIONS - 0.4%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$806,000	$805,783

Total Investments(k)		$188,339,724

OTHER ASSETS, LESS LIABILITIES - 0.4%		714,659

NET ASSETS - 100.0%		$189,054,383

(a)	SEC Rule 144A restriction.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of March 31, 2006, the variable account had one security that was fair valued, aggregating $15,197 and less than 0.1% of net assets, in accordance with the policies adopted by the Board of Managers.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR	Global Depository Receipt
TIPS	Treasury Inflation Protected Security

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.